Inventories (Details) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Classes of current inventories [abstract]
Raw materials	₨ 12,075		₨ 13,707
Work-in-progress	11,698		12,886
Finished goods (includes stock-in-trade)	20,971		20,491
Packing materials, stores and spares	3,926		3,800
Total Inventories	₨ 48,670	$ 592	₨ 50,884